Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives	Mar. 31, 2024
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Transportation Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Maximum [Member] | Transportation Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years